Note 6 - Loans Receivable (Details) - Past Due and Nonaccrual Loans (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	$ 1,697		$ 7,411		$ 8,319
90 Days or More Past Due	3,636		3,982		5,604
Current	133,804		146,543		169,235
Total			149,484	[1]	183,158	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Home Equity and Second Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			74		126
90 Days or More Past Due			177		437
Current			8,201		11,939
Total			8,452	[1]	12,502	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			3,459		31
Current	19,775		17,331		20,445
Total			20,790	[1]	20,476	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due					1,371
90 Days or More Past Due			4,523		4,752
Current			133,491		89,797
Total			138,014	[1]	95,920	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Speculative One-To-Four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due			130
Current			673		1,724
Total			803	[1]	1,724	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Other Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			241		191
90 Days or More Past Due			3,015		1,344
Current			10,492		21,753
Total			13,748		23,288	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			341
90 Days or More Past Due	22		402		388
Current	15,890		15,340		7,215
Total			16,083	[1]	7,603	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	23		15		23
90 Days or More Past Due	6		25		5
Current	4,967		5,778		7,987
Total			5,818	[1]	8,015	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,860	[2]	11,467	[1]	10,061	[1]
90 Days or More Past Due	8,796	[2]	12,077	[1]	12,530	[1]
Current	334,349	[2]	329,648	[1]	330,095	[1]
Total			353,192	[1]	352,686	[1]
Nonaccrual [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			1,070		1,870
90 Days or More Past Due	3,636		3,982		5,604
Current	2,213		1,975		4,262
Total			6,646		11,736
Nonaccrual [Member] | Home Equity and Second Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			24		57
90 Days or More Past Due			177		437
Current			180		270
Total			381		764
Nonaccrual [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current					4,645
Total					4,645
Nonaccrual [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due					203
90 Days or More Past Due			4,523		4,752
Current			2,713		8,283
Total			7,236		13,238
Nonaccrual [Member] | Speculative One-To-Four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due			130
Total			130
Nonaccrual [Member] | Other Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			241		164
90 Days or More Past Due			3,015		1,344
Current			747		1,893
Total			4,003		3,401
Nonaccrual [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due	22		402
Current	6				72
Total			402		72
Nonaccrual [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	5		1
90 Days or More Past Due	6		25		5
Current					93
Total			26		98
Nonaccrual [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	5		1,312		2,294
90 Days or More Past Due	8,796		12,077		12,142
Current	4,926		5,435		19,518
Total			$ 18,824		$ 33,954

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.
[2]	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.